Condensed financial statements of the parent company only - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 115,651	$ 133,363
Demand deposits with banks - Interest bearing	437,644	433,511
Cash equivalents - Interest bearing	1,626,538	2,722,718
Cash due from banks	2,179,833	3,289,592
Securities purchased under agreements to resell	96,107	197,039
Short-term investments	1,198,918	823,039
Investment in securities
Equity securities at fair value	222	7,317
Available-for-sale (amortized cost: $1,419,712 (2020: 1,058,195))	3,473,730	2,661,116
Held-to-maturity (fair value: $1,030,969 (2020: $1,023,424))	2,763,344	2,194,371
Total investment in securities	6,237,296	4,862,804
Loans to third parties, net of allowance for credit losses	5,240,670	5,160,810
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	144,279	144,794
Total assets	15,335,200	14,738,634
Deposits
Non-interest bearing	2,820,609	3,012,360
Interest bearing	11,049,614	10,237,724
Total deposits	13,870,223	13,250,084
Employee benefit plans	126,230	131,279
Other liabilities, including accrued interest and payables to subsidiaries	189,378	203,861
Total other liabilities	315,608	335,140
Long-term debt	171,876	171,462
Total liabilities	14,357,707	13,756,686
Shareholders' equity
Total shareholders’ equity	977,493	981,948	$ 963,743
Total liabilities and shareholders’ equity	15,335,200	14,738,634
Available-for-sale at fair value, amortized cost	3,495,564	2,588,335
Held-to-maturity, fair value	2,786,112	2,304,756
Bank of N.T. Butterfield & Son Ltd
Assets
Cash and demand deposits with banks - Non-interest bearing	41,993	44,086
Demand deposits with banks - Interest bearing	135,038	99,035
Cash equivalents - Interest bearing	591,294	1,244,878
Cash due from banks	768,325	1,387,999
Securities purchased under agreements to resell	96,107	197,039
Short-term investments	242,691	16,277
Investment in securities
Equity securities at fair value	222	7,316
Available-for-sale (amortized cost: $1,419,712 (2020: 1,058,195))	1,417,117	1,092,325
Held-to-maturity (fair value: $1,030,969 (2020: $1,023,424))	1,011,584	967,926
Total investment in securities	2,428,923	2,067,567
Loans to third parties, net of allowance for credit losses	1,966,895	2,025,358
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	188,263	199,273
Total assets	6,378,660	6,596,129
Deposits
Non-interest bearing	1,686,985	1,945,042
Interest bearing	3,360,185	3,298,165
Total deposits	5,047,170	5,243,207
Employee benefit plans	125,968	128,167
Other liabilities, including accrued interest and payables to subsidiaries	56,153	71,345
Total other liabilities	182,121	199,512
Long-term debt	171,876	171,462
Total liabilities	5,401,167	5,614,181
Shareholders' equity
Total shareholders’ equity	977,493	981,948
Total liabilities and shareholders’ equity	6,378,660	6,596,129
Available-for-sale at fair value, amortized cost	1,419,712	1,058,195
Held-to-maturity, fair value	1,030,969	1,023,424
Bank of N.T. Butterfield & Son Ltd | Banks
Investment in securities
Net assets of subsidiaries	594,930	618,461
Loans to subsidiaries	13,534	13,669
Bank of N.T. Butterfield & Son Ltd | Customers
Investment in securities
Net assets of subsidiaries	17,091	11,971
Loans to subsidiaries	$ 61,901	$ 58,515